AFFILIATE AND RELATED PARTY TRANSACTIONS - Amounts Due From and Due to Related Parties (Details) - Affiliates - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from related parties and affiliates	$ 21,146	$ 19,764	$ 22,182
Due to related parties and affiliates	11,078	10,998	127,363
Altice US Finance S.A.
Related Party Transaction [Line Items]
Due from related parties and affiliates	12,951	12,951	12,951
Newsday
Related Party Transaction [Line Items]
Due from related parties and affiliates	2,558	2,713	6,114
Due to related parties and affiliates	33	33	275
Altice Labs S.A.
Related Party Transaction [Line Items]
Due to related parties and affiliates	1,051	7,354	866
Altice Management Americas
Related Party Transaction [Line Items]
Due from related parties and affiliates	1,271	33	3,117
I24
Related Party Transaction [Line Items]
Due from related parties and affiliates	4,335	4,036	0
Other Related Party
Related Party Transaction [Line Items]
Due from related parties and affiliates	31	31	0
Due to related parties and affiliates	2,494	3,611	2,484
CVC 3BV
Related Party Transaction [Line Items]
Due to related parties and affiliates		0	71,655
Neptune Holdings US LP
Related Party Transaction [Line Items]
Due to related parties and affiliates		0	7,962
Altice Management International
Related Party Transaction [Line Items]
Due to related parties and affiliates	$ 7,500	$ 0	$ 44,121